Fair Value Measurements (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended							12 Months Ended										3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Carrying Value [Member]	Dec. 31, 2011 Carrying Value [Member]	Dec. 31, 2012 Fair Value [Member]	Dec. 31, 2011 Fair Value [Member]	Dec. 31, 2012 Equity Investments [Member]	Dec. 31, 2012 Fixed Income Investments [Member]	Dec. 31, 2012 Other Investment [Member]	Dec. 31, 2012 Managed Investment Funds [Member]	Dec. 31, 2011 Facility Costs [Member]	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]	Dec. 31, 2012 Continuing Operations [Member]	Dec. 31, 2011 Continuing Operations [Member]	Dec. 31, 2010 Continuing Operations [Member]	Sep. 30, 2012 Trademarks And Brand Names [Member]	Dec. 31, 2012 Trademarks And Brand Names [Member]	Dec. 31, 2011 Trademarks And Brand Names [Member]	Dec. 31, 2011 Asset Retirement Obligation [Member]	Mar. 31, 2012 Goodwill [Member]	Dec. 31, 2012 Goodwill [Member]	Dec. 31, 2011 Goodwill [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Percentage of Company's investment strategy												50.00%	25.00%	25.00%	95.00%
Weighted average Percentage of Company's asset allocation												61.00%	33.00%	6.00%
Trademarks and brand names, Gross Carrying Amount																							$ 433	$ 432
Trademarks and brand names, Net Carrying Amount	232			277	232	277	314																232	277
Impairment charge					46	37																	46	37
Impairment charge			91	259	95	259												28	96	231	7	33				1	95	259
Goodwill carrying value	787			838	787	838	1,117																				95	466
Goodwill written down value																												206
Carrying Value of Impaired Long-Lived Assets								150	19
Fair Value of Impaired Long-Lived Assets										100	8
Impairment charges					43	11	7										7		43	11	7
Asset retirement obligation	29			22	29	22	25	8	4	0	2					2
Impairment expense	$ 20	$ 53	$ 112	$ 276	$ 187	$ 279	$ 2									$ 2			$ 187	$ 279	$ 2				$ 2